Related Party Transactions - Related Party Loans, Due to Related Party and Administrative Support Agreement (Details) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 14, 2021	Dec. 10, 2021	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions
Payments made by related party on behalf of the Company			$ 270,590		$ 270,590		$ 236,233	$ 244,550
Other Liability, Current, Related Party, Type [Extensible Enumeration]							Related Party [Member]	Related Party [Member]
Administrative support fee - related party			366,500		366,500		$ 231,500
Cash capital contribution from Sponsor					553,228	$ 200,000	800,000
Sponsor
Related Party Transactions
Maximum borrowing capacity of related party promissory note	$ 350,000
Cash capital contribution from Sponsor					1,353,228		800,000	$ 0
Payments Made To Capital Contribution			220,000	$ 0	553,228	0
Promissory note with related party | Sponsor
Related Party Transactions
Maximum borrowing capacity of related party promissory note	350,000
Administrative Support Agreement | Sponsor
Related Party Transactions
Administrative fees expense per month		$ 15,000
Administrative fees expense			0	$ 10,500	0	$ 10,500	10,500	118,000
Administrative support fee - related party			366,500		366,500		231,500
Working Capital Loans | Affiliate of the Sponsor
Related Party Transactions
Loans convertible into warrants	$ 1,500,000
Price of warrants (in dollars per share)	$ 1
Outstanding Balance			$ 0		$ 0		$ 0	$ 0